Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Very Good Food Company Inc.
Entity Central Index Key	0001878835
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--12-31
ICFR Auditor Attestation Flag	false
Entity Common Stock, Shares Outstanding	118,498,464
Entity Emerging Growth Company	true
Title of 12(b) Security	Common Shares
Trading Symbol	VGFC
Security Exchange Name	NASDAQ
Entity File Number	001-40892
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	2748 Rupert Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	M4W 3P4
Entity Address, Country	CA
Document Annual Report	true
Document Registration Statement	false
Entity Ex Transition Period	false
Document Shell Company Report	false
Document Transition Report	false
Auditor Name	DALE MATHESON CARR-HILTON LABONTE LLP
Auditor Firm ID	1173
Auditor Location	Canada
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Description	This Amendment No. 1 on Form 20-F/A (this “Amendment No. 1”) to our Annual Report on Form 20-F for the year ended December 31, 2021, filed with the Securities and Exchange Commission on May 27, 2022 (the “Form 20-F”), is filed to (i) correct incorrect hyperlinking in Exhibits 4.5, 99.2 and 99.4, (ii) revise a footnote to the Exhibit Index, (iii) file Exhibits 99.1, 99.7, and 99.8 with this Amendment No. 1, and (iv) make other related changes. This Amendment No. 1 speaks as of the filing date of the Form 20-F on May 27, 2022. Other than as set forth herein, this Amendment No. 1 does not, and does not purport to, amend, update or restate any other information or disclosure included in the Form 20-F or reflect any events that have occurred since May 27, 2022.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	2748 Rupert Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	M4W 3P4
Entity Address, Country	CA
City Area Code	855
Local Phone Number	526-9254
Contact Personnel Name	Matthew Hall